                                                                 (SELIGMAN LOGO)

       SUPPLEMENT DATED JULY 1, 2009 TO THE PROSPECTUSES DATED MAY 1, 2009
                    OF EACH OF THE FOLLOWING SELIGMAN FUNDS:

        Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund,
                                      Inc.,
  Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income
                                   and Growth
  Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc. and Seligman Value
                                Fund Series, Inc.
(including the funds of any series, each a "Fund" and collectively, the "Funds")

Each Fund's "Other Expenses" in its fees and expense table relating to Class R2 shares is amended to reflect the inclusion of plan administration services fees of up to 0.25% per annum of the Fund's average daily net assets. To the extent that a Fund's total annual operating expenses are capped by the Fund's investment manager and/or its affiliates, any increase in the Fund's Other Expenses resulting from the inclusion of plan administration services fees will not be borne by the Class R2 shareholders for the duration of the commitment to the extent that the Fund's Other Expenses exceed the cap.

The cost examples of each of the following Fund's Class R2 shares are superseded and replaced as follows (unless otherwise indicated):


----------------------------------------------------------------------------------------------------------------
  CLASS R2 SHARES                                          1 YEAR ($)   3 YEARS ($)   5 YEARS ($)   10 YEARS ($)
----------------------------------------------------------------------------------------------------------------
 Seligman Capital Fund, Inc.
 (costs if you sell or do not sell your shares at the          209          585           986           2,108
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Common Stock Fund, Inc.
 (costs if you sell or do not sell your shares at the          196          545           919           1,968
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Cash Management Fund, Inc.
 (costs if you sell or do not sell your shares at the          100           *             *              *
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Communications and Information Fund, Inc.
 (costs if you sell or do not sell your shares at the          209          585           986           2,108
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Growth Fund, Inc.
 (costs if you sell or do not sell your shares at the          193          536           903           1,935
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman High-Yield Fund
 (costs if you sell or do not sell your shares at the          193          536           903           1,935
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman U.S. Government Securities Fund
 (costs if you sell or do not sell your shares at the          189          520           874           1,872
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Income and Growth Fund, Inc.
 (costs if you sell or do not sell your shares at the          214          601          1,012          2,161
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Large-Cap Value Fund
 (costs if you sell or do not sell your shares at the          206          574           967           2,066
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Smaller-Cap Value Fund
 (costs if you sell or do not sell your shares at the          229          642          1,081          2,300
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman LaSalle Global Real Estate Fund
 (costs if you sell or do not sell your shares at the          192           *             *              *
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman LaSalle Monthly Dividend Real Estate Fund
 (costs if you sell or do not sell your shares at the          188           *             *              *
 end of the period)
----------------------------------------------------------------------------------------------------------------



()* Indicates no change from prospectus.

SL-9942-1 A (7/09)